Income Taxes (Details Narrative)	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 HKD ($)	Jun. 30, 2025 USD ($)
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	$ 786,168		$ 997
HONG KONG
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Assessable profits	254,000	$ 2,000,000
Income subject to profits tax	$ 525,270		7,276
HONG KONG | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	8.25%	8.25%
HONG KONG | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	16.50%	16.50%
MALAYSIA
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Income tax rate	24.00%	24.00%
Income subject to profits tax